INVESTMENTS	12 Months Ended
Dec. 31, 2025
Abbott Laboratories Stock Retirement Plan
INVESTMENTS
INVESTMENTS

NOTE C - INVESTMENTS

Distributions of Abbott common shares and conversions of participants’ common share account balances to participant loans or other investment options are recorded at fair market value.

A summary of Abbott common share data as of December 31, 2025 and 2024 is presented below:

	2025	2024
Abbott common shares, 22,899,112 and 24,199,951 shares, respectively (dollars in thousands)	$2,869,030	$2,737,256
Market price per share	$125.29	$113.11

Abbott Laboratories Stock Retirement Plan (Puerto Rico)
INVESTMENTS
INVESTMENTS

NOTE C - INVESTMENTS

Distributions of Abbott common shares and conversions of participants’ common share account balances to participant loans or other investment options are recorded at fair market value.

A summary of Abbott common share data as of December 31, 2025 and 2024 is presented below:

	2025	2024
Abbott common shares, 529,424 and 553,452 shares, respectively (dollars in thousands)	$66,331	$62,601
Market price per share	$125.29	$113.11